Stock-Based Compensation - Summary of Information about Stock Options Outstanding (Detail) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding, Number	6,649,882	2,269,742
Options Exercisable, Number Exercisable	783,236	245,794
$0.31 - $1.02
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of Exercise Prices, Minimum	$ 0.31	$ 0.31
Range of Exercise Prices, Maximum	$ 1.02	$ 1.02
Options Outstanding, Number	253,931	396,590
Options Outstanding, Weighted Average Remaining Contractual Life (in years)	7 years 5 months 4 days	8 years 1 month 17 days
Options Outstanding, Weighted Average Exercise Price	$ 0.98	$ 0.97
Options Exercisable, Number Exercisable	162,037	189,233
Options Exercisable, Weighted Average Exercise Price	$ 0.96	$ 0.92
$1.43 - $1.89
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of Exercise Prices, Minimum	1.43	1.43
Range of Exercise Prices, Maximum	$ 1.89	$ 1.89
Options Outstanding, Number	3,259,095	1,873,152
Options Outstanding, Weighted Average Remaining Contractual Life (in years)	9 years 18 days	9 years 5 months 4 days
Options Outstanding, Weighted Average Exercise Price	$ 1.85	$ 1.81
Options Exercisable, Number Exercisable	619,998	56,561
Options Exercisable, Weighted Average Exercise Price	$ 1.79	$ 1.43
$12.85 - $19.00
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of Exercise Prices, Minimum	12.85
Range of Exercise Prices, Maximum	$ 19.00
Options Outstanding, Number	3,136,856
Options Outstanding, Weighted Average Remaining Contractual Life (in years)	9 years 11 months 1 day
Options Outstanding, Weighted Average Exercise Price	$ 12.86
Options Exercisable, Number Exercisable	1,201
Options Exercisable, Weighted Average Exercise Price	$ 12.85